[LOGO] GOLDMAN SACHS


GROWTH AND INCOME FUND




LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.
ANNUAL REPORT
DECEMBER 31, 2001>

LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:          [GOLDMAN SACHS LOGO]

The Fund returned -11.2% for the year ended December 31, 2001, outperforming it's benchmarks, the S&P 500 Index* and the Russell 1000 Index** which returned -11.9% and -12.5%, respectively, for the same period.

The U.S. equity markets experienced a difficult 2001, as the majority of the major indexes finished in negative territory. In an effort to jolt the sluggish economy, the Federal Reserve Board (the "Fed") lowered the Fed Funds rate on eleven separate occasions in 2001. Despite the rationale that purports that lower interest rates spur investment, and in turn boost stock prices, the market did not soar on the heels of the looser monetary policy. This was mainly due to the fact that regardless of the interest rate level, there was simply not enough demand for companies' products and services to warrant new investments. In addition, the events of September 11 further shook the markets. However, there exists the expectation that we will see the positive effects of the Fed's actions in the coming year, as the business cycle begins to turn upward.

Among the Fund's investment themes, profitability posted the largest returns, followed closely by valuation. Earnings quality also helped returns, though fundamental research and momentum came up negative for 2001. The Fund's holdings in the energy and financial sectors contributed to excess return. Stock selection within the commercial services and consumer non-cyclical sectors also aided results. However, Fund selections among healthcare and technology lagged their peers in the index.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names favored by fundamental research analysts and with strong profit margin and sustainable earnings.

GOLDMAN SACHS
QUANTITATIVE EQUITY MANAGEMENT TEAM

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GROWTH & INCOME FUND  RUSSELL 1000 INDEX  S&P 500 INDEX
1/1/92                 $10,000             $10,000        $10,000
12/31/92               $10,184             $10,904        $10,768
12/31/93               $11,520             $12,011        $11,845
12/31/94               $11,672             $12,056        $12,002
12/31/95               $16,202             $16,610        $16,503
12/31/96               $19,242             $20,339        $20,340
12/31/97               $25,193             $27,020        $27,129
12/31/98               $30,317             $34,321        $34,930
12/31/99               $35,635             $41,498        $42,312
12/31/00               $32,203             $38,265        $38,425
12/31/01               $28,593             $33,501        $33,862

This chart illustrates, hypothetically, that $10,000 was invested in the Growth and Income Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $28,593. For comparison, look at how the Russell 1000 Index and the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,501 and $33,862, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                                 -11.21%
------------------------------------------------
Five Years                                +8.24%
------------------------------------------------
Ten Years                                +11.08%
------------------------------------------------

 * The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

** The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Fund invests predominantly in large-sized companies. Accordingly, the Fund's performance can be compared to the performance of the Russell 1000 Index.

                            GROWTH AND INCOME FUND 1

LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001
INVESTMENTS:

                                          NUMBER      MARKET
COMMON STOCK - 99.44%                     OF SHARES   VALUE

-------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.13%
-------------------------------------------------------------------------
     Boeing                                  106,600  $         4,133,948
     General Dynamics                        224,800           17,903,072
     Lockheed Martin                         125,500            5,857,085
     Northrop Gruman                          49,500            4,990,095
-------------------------------------------------------------------------
                                                               32,884,200
AUTOMOBILES & AUTOMOTIVE PARTS - 1.73%
-------------------------------------------------------------------------
  +  AutoNation                              770,200            9,496,566
     Danaher                                  50,700            3,057,717
  +  General Motors                          751,900           36,542,340
     Goodyear Tire & Rubber                   63,000            1,500,030
-------------------------------------------------------------------------
                                                               50,596,653
BANKING & FINANCE - 12.40%
-------------------------------------------------------------------------
     Bank of America                         894,500           56,308,775
     BB&T                                    115,900            4,185,149
     Bear Stearns                            201,300           11,804,232
     Citigroup                             2,018,980          101,918,110
     Comerica                                385,350           22,080,555
     Countrywide Credit Industries           573,800           23,508,586
     Dime Bancorp                             15,500              559,240
  +  E*TRADE Group                           102,200            1,047,550
     Fleet Boston Financial                  494,830           18,061,295
     Freddie Mac                             146,800            9,600,720
     J.P. Morgan Chase                       534,030           19,411,991
     Lehman Brothers                         367,200           24,528,960
     M & T Bank                               44,400            3,234,540
     Merrill Lynch                            56,100            2,923,932
     National City                            37,400            1,093,576
     Northern Trust                           48,400            2,914,648
     PNC Financial Group                      48,100            2,703,220
     Regions Financial                        66,200            1,988,648
     Schwab (Charles)                        334,700            5,177,809
     SEI                                     148,700            6,707,857
     SunTrust Banks                          132,800            8,326,560
     U.S. Bancorp                            150,019            3,139,898
     Union Planters                           24,800            1,119,224
     Wachovia                                 92,400            2,897,664
     Washington Mutual                       193,790            6,336,933
     Wells Fargo                             464,300           20,173,835
-------------------------------------------------------------------------
                                                              361,753,507
BASIC INDUSTRY / CAPITAL GOODS - 0.54%
-------------------------------------------------------------------------
     Beckman Coulter                          98,700            4,372,410
     Emerson Electric                         58,900            3,363,190
     Herman Miller                            90,700            2,145,962
     PerkinElmer                              93,200            3,263,864
     Sigma-Aldrich                            68,800            2,711,408
-------------------------------------------------------------------------
                                                               15,856,834
BUILDINGS & MATERIALS - 1.24%
-------------------------------------------------------------------------
  +  Jacobs Engineering Group                 24,400            1,610,400
     Lennar                                  412,500           19,313,250
     Massey Energy                           445,100            9,226,923
     Pulte                                   128,400            5,735,628
     USG                                      57,400              328,328
-------------------------------------------------------------------------
                                                               36,214,529
BUSINESS SERVICES - 1.67%
-------------------------------------------------------------------------
  +  Arrow Electronics                       296,500            8,865,350
  +  Cendant                                 349,100            6,845,851
  +  Clear Channel Communications             83,100            4,230,621
  +  Concord EFS                             365,200           11,971,256
     Manpower                                 86,100            2,902,431
     New York Times                          220,500            9,536,625
     Praxair                                  77,900            4,303,975
-------------------------------------------------------------------------
                                                               48,656,109

                                          NUMBER      MARKET
CABLE, MEDIA & PUBLISHING - 1.88%         OF SHARES   VALUE

-------------------------------------------------------------------------
  +  Comcast Special Class A                  73,700  $         2,653,200
  +  Fox Entertainment Group Class A          74,700            1,981,791
     Harte Hanks                             124,100            3,495,897
     Knight-Ridder                           246,700           16,018,231
  +  Liberty Media Class A                   731,300           10,238,200
     Omnicom Group                           143,600           12,830,660
     Reynolds & Reynolds Class A             316,900            7,684,825
-------------------------------------------------------------------------
                                                               54,902,804
CHEMICALS - 0.30%
-------------------------------------------------------------------------
  +  Cytec Industries                         53,600            1,447,200
     Dow Chemical                             80,900            2,732,802
     Lubrizol                                130,000            4,561,700
-------------------------------------------------------------------------
                                                                8,741,702
COMPUTERS & TECHNOLOGY - 18.66%
-------------------------------------------------------------------------
  +  3Com                                    137,800              879,164
     Adobe Systems                            89,500            2,778,975
  +  Affiliated Computer Services            145,300           15,420,689
  +  AOL Time Warner                       1,747,650           56,099,565
     Autodesk                                 45,700            1,703,239
     AVX                                     293,400            6,921,306
  +  Cadence Design Systems                  195,900            4,294,128
  +  CDW Computer Centers                     32,100            1,724,091
  +  Cisco Systems                           540,000            9,779,400
     Compaq Computer                         495,600            4,837,056
  +  Dell Computer                         1,191,500           32,384,970
  +  DST Systems                              60,500            3,015,925
     Electronic Data Systems                 394,600           27,049,830
  +  Electronics Arts                         46,600            2,793,670
  +  EMC                                     870,400           11,698,176
     First Data                              317,200           24,884,340
  +  Gateway                                 127,900            1,028,316
     Hewlett-Packard                         659,800           13,552,292
  +  Ingram Micro Class A                    300,400            5,202,928
     Intel                                 1,348,800           42,419,760
     International Business Machines         471,800           57,068,928
  +  International Game Technology            63,600            4,343,880
  +  Jabil Circuit                           143,600            3,262,592
  +  JDS Uniphase                            750,300            6,550,119
  +  Juniper Networks                        319,800            6,060,210
  +  KLA-Tencor                               91,100            4,514,916
  +  Lexmark International                    53,200            3,138,800
  +  Metromedia Fiber Network Class A         62,800               27,632
  +  Microsoft                             1,323,900           87,734,852
  +  NCR                                     140,100            5,164,086
  +  Nvidia                                  421,800           28,218,420
  +  Oracle                                  550,900            7,607,929
  +  PeopleSoft                              287,100           11,541,420
  +  QUALCOMM                                270,800           13,675,400
  +  RSA Security                             25,900              452,214
     Scientific-Atlanta                      115,800            2,772,252
  +  Solectron                               410,300            4,628,184
  +  Sun Microsystems                        618,800            7,635,992
  +  Symantec                                173,400           11,501,622
  +  Synopsys                                 51,800            3,059,826
  +  Tech Data                               156,900            6,790,632
-------------------------------------------------------------------------
                                                              544,217,726
CONSUMER NON-DURABLE / OTHER - 2.72%
-------------------------------------------------------------------------
  +  BJ's Wholesale Club                      63,100            2,782,710
     Ecolab                                   24,000              966,000
     Home Depot                              606,150           30,919,711
     J.C. Penney                             240,400            6,466,760
     Pepsico                                 326,520           15,898,259
     Sears, Roebuck                          327,700           15,611,628
     Target                                  159,900            6,563,895
-------------------------------------------------------------------------
                                                               79,208,963
CONSUMER PRODUCTS - 2.71%
-------------------------------------------------------------------------
     Avon Products                           380,800           17,707,200
     Colgate-Palmolive                       458,500           26,478,375
     Estee Lauder Class A                    243,200            7,796,992
     Fortune Brands                           93,600            3,705,624
  +  Kadant                                   14,649              212,411
     Procter & Gamble                        292,100           23,113,873
-------------------------------------------------------------------------
                                                               79,014,475

                            GROWTH AND INCOME FUND 2

                                          NUMBER      MARKET
CONSUMER SERVICES - 2.04%                 OF SHARES   VALUE

-------------------------------------------------------------------------
  +  Apollo Group Class A                     59,300  $         2,669,093
     Avery Dennison                           28,600            1,616,758
  +  Viacom Class B                          976,467           43,111,018
     Walt Disney                             582,300           12,065,256
-------------------------------------------------------------------------
                                                               59,462,125
ELECTRONICS & ELECTRICAL EQUIPMENT - 7.81%
-------------------------------------------------------------------------
  +  Amphenol Class A                         80,500            3,868,025
     AVNET                                   287,100            7,312,437
     General Electric                      3,475,300          139,290,024
  +  General Motors Class H                  260,400            4,023,180
  +  International Rectifier                  37,100            1,294,048
     Johnson Controls                        386,700           31,226,025
  +  Kemet                                   150,500            2,671,375
  +  LSI Logic                               196,400            3,099,192
  +  Maxim Integrated Products                79,300            4,164,043
     Molex                                   138,000            4,271,100
     Molex Class A                            35,800              968,390
  +  Sanmina                                 200,100            3,981,990
  +  Tektronix                               116,500            3,003,370
     Texas Instruments                       187,320            5,244,960
  +  Thermo Electron                         216,000            5,153,760
     Utilicorp United                        328,000            8,255,760
-------------------------------------------------------------------------
                                                              227,827,679
ENERGY - 5.73%
-------------------------------------------------------------------------
     Amerada Hess                             48,900            3,056,250
     Anadarko Petroleum                       76,800            4,366,080
     Ashland                                 173,800            8,008,704
     Baker Hughes                             82,000            2,990,540
     Conoco                                  160,600            4,544,980
     Dynegy                                1,037,000           26,443,500
     Exxon-Mobil                           1,100,900           43,265,370
     Halliburton                             469,900            6,155,690
     Kerr-McGee                              146,416            8,023,597
     Nicor                                    24,800            1,032,672
     Occidental Petroleum                    898,600           23,839,858
     Phillips Petroleum                      109,500            6,598,470
     Sunoco                                  124,900            4,663,766
     Ultramar Diamond Shamrock                21,900            1,083,612
  +  USX-Marathon Group                      771,600           23,148,000
-------------------------------------------------------------------------
                                                              167,221,089
ENVIRONMENTAL SERVICES - 0.66%
-------------------------------------------------------------------------
     Applied Biosystems Group - Applied      121,000            4,751,670
     Waste Management                        454,300           14,496,713
-------------------------------------------------------------------------
                                                               19,248,383
FOOD, BEVERAGE & TOBACCO - 2.91%
-------------------------------------------------------------------------
     CocaCola                                204,900            9,661,035
     Pepsi Bottling                          658,500           15,474,750
     RJ Reynolds Tobacco Holdings            469,800           26,449,740
     Sara Lee                                323,500            7,191,405
     Sysco                                   977,100           25,619,562
     Tyson Foods Class A                      37,531              433,483
-------------------------------------------------------------------------
                                                               84,829,975
HEALTHCARE & PHARMACEUTICALS - 15.77%
-------------------------------------------------------------------------
     Abbott Laboratories                     780,800           43,529,600
     Allergan                                108,100            8,112,905
     American Home Products                   95,400            5,853,744
     AmeriSource Bergen Class A               97,800            6,215,190
  +  Amgen                                   111,800            6,309,992
  +  Biogen                                   50,400            2,890,440
     Bristol-Myers Squibb                    358,600           18,288,600
     Cardinal Health                         491,500           31,780,390
  +  Chiron                                   98,400            4,313,856
     Eli Lilly                               329,400           25,871,076
  +  Forest Laboratories                      37,400            3,064,930
  +  Genentech                                63,800            3,461,150
  +  IVAX                                    207,650            4,182,071
     Johnson & Johnson                     1,157,000           68,378,700
     McKesson                                693,600           25,940,640
     Medtronic                               457,834           23,445,679
     Merck & Company                         816,900           48,033,720
  +  PacifiCare Health Systems                70,800            1,132,800
  +  Patterson Dental                         35,900            1,469,387
     Pfizer                                2,443,850           97,387,422
     Stryker                                 164,400            9,596,028
                                          NUMBER      MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)      OF SHARES   VALUE

-------------------------------------------------------------------------
     UnitedHealth Group                      291,100  $        20,601,147
-------------------------------------------------------------------------
                                                              459,859,467
INDUSTRIAL MACHINERY - 0.20%
-------------------------------------------------------------------------
     Dover                                    78,100            2,895,167
     United Technologies                      46,300            2,992,369
-------------------------------------------------------------------------
                                                                5,887,536
INSURANCE - 4.32%
-------------------------------------------------------------------------
     Aflac                                   199,600            4,902,176
     Allstate                                397,758           13,404,445
     American International Group            273,918           21,749,089
     Cigna                                    31,900            2,955,535
  +  CNA Financial                            44,000            1,283,480
     John Hancock Financial Services         225,400            9,309,020
     Loews                                   497,700           27,562,626
     Metlife                                 499,500           15,824,160
     Mony                                     73,700            2,547,809
     Nationwide Financial Services Class
      A                                      175,300            7,267,938
     Old Republic International              146,000            4,089,460
     Progressive                             101,600           15,168,880
-------------------------------------------------------------------------
                                                              126,064,618
LEISURE, LODGING & ENTERTAINMENT - 1.10%
-------------------------------------------------------------------------
     Harley-Davidson                         112,700            6,120,737
  +  Sabre Group Holdings                     44,100            1,867,635
     Tyco International                      407,292           23,989,499
-------------------------------------------------------------------------
                                                               31,977,871
METALS & MINING - 0.15%
-------------------------------------------------------------------------
  +  Inco                                    259,200            4,390,848
-------------------------------------------------------------------------
                                                                4,390,848
PACKAGING & CONTAINERS - 0.27%
-------------------------------------------------------------------------
     Ball                                    109,300            7,727,510
-------------------------------------------------------------------------
                                                                7,727,510
PAPER & FOREST PRODUCTS - 0.15%
-------------------------------------------------------------------------
     Weyerhaeuser                             79,900            4,320,992
-------------------------------------------------------------------------
                                                                4,320,992
REAL ESTATE - 0.61%
-------------------------------------------------------------------------
     CarrAmerica Realty                       44,100            1,327,410
     Equity Office Properties Trust          370,904           11,156,792
     Equity Residential Properties           143,500            4,119,885
     Vornado Realty Trust                     30,700            1,277,120
-------------------------------------------------------------------------
                                                               17,881,207
RETAIL - 3.40%
-------------------------------------------------------------------------
  +  Abercrombie & Fitch Class A             121,500            3,223,395
  +  AutoZone                                194,400           13,957,920
  +  Best Buy                                142,100           10,583,608
     Dillard's Class A                        74,700            1,195,200
  +  eBay                                     73,900            4,943,910
     Family Dollar Stores                    101,500            3,042,970
  +  K Mart                                  719,600            3,929,016
     Liz Claiborne                           113,100            5,626,725
  +  Payless ShoeSource                       54,600            3,065,790
     Ross Stores                             138,300            4,436,664
     Sherwin-Williams                        236,400            6,501,000
     Talbots                                 164,800            5,974,000
     Wal-Mart Stores                         366,400           21,086,320
     Walgreen                                346,700           11,669,922
-------------------------------------------------------------------------
                                                               99,236,440
TELECOMMUNICATIONS - 6.23%
-------------------------------------------------------------------------
  +  AT&T Wireless Services                2,143,842           30,807,010
  +  ADC Telecommunications                  370,300            1,703,380
     Alltel                                   66,500            4,105,045
     AT&T                                    986,650           17,897,831
     BCE                                     179,000            4,081,200
     BellSouth                               554,700           21,161,805
  +  Ditech Communications                    53,800              323,876
     Harris                                   51,700            1,577,367
  +  L3 Communications                        71,300            6,417,000
     Motorola                                471,200            7,077,424
  +  Plantronics                              62,800            1,610,192
     SBC Communications                      505,200           19,788,684
     Sprint                                  160,800            3,228,864

                            GROWTH AND INCOME FUND 3

                                          NUMBER      MARKET
TELECOMMUNICATIONS (CONT.)                OF SHARES   VALUE

-------------------------------------------------------------------------
     Telephone & Data Systems                 54,000  $         4,846,500
     Verizon Communications                  778,616           36,953,115
  +  Worldcom                              1,370,589           19,297,893
     Worldcom - MCI Group                     53,015              673,291
-------------------------------------------------------------------------
                                                              181,550,477
TRANSPORTATION & SHIPPING - 1.03%
-------------------------------------------------------------------------
  +  AMR                                     196,700            4,360,839
     Burlington Northern Santa Fe            100,200            2,858,706
     Canadian National Railway               223,900           10,809,892
     CSX                                     155,000            5,432,750
     United Parcel Service Class B           120,400            6,561,800
-------------------------------------------------------------------------
                                                               30,023,987
UTILITIES - 2.08%
-------------------------------------------------------------------------
  +  Calpine                                 227,700            3,823,083
     Dominion Resources                       44,000            2,644,400
     Duke Energy                             165,500            6,497,530
     Energy East                             336,600            6,392,034
     Entergy                                 380,400           14,877,444
     Exelon                                   61,887            2,963,150
     Oneok                                    78,700            1,404,008
  +  PG&E                                    400,800            7,711,392
     PPL                                      71,000            2,474,350
     Reliant Energy                          220,300            5,842,356
     Sempra Energy                           120,100            2,948,455
     TXU                                      63,800            3,008,170
-------------------------------------------------------------------------
                                                               60,586,372
TOTAL COMMON STOCK
 (Cost $2,409,810,105)                                      2,900,144,078
-------------------------------------------------------------------------

                                          PRINCIPAL    MARKET
COMMERCIAL PAPER - 0.41%                  AMOUNT       VALUE

--------------------------------------------------------------------------
Volkswagen 1.80% 1/2/02                   $11,900,000  $        11,899,422
--------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $11,899,422)                                             11,899,422
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.85%
 (Cost $2,421,709,527)                                       2,912,043,500
--------------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.15%                                             4,419,984
--------------------------------------------------------------------------
NET ASSETS - 100.0%
--------------------------------------------------------------------------
(Equivalent to $27.849 per share based
 on 104,724,766 shares issued and
 outstanding)                                          $     2,916,463,484
--------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
Common Stock, $0.01 par value
 150,000,000 authorized shares                         $         1,047,248
Paid in capital in excess of par value
 of shares issued                                            2,675,274,698
Undistributed net investment income                              4,394,205
Accumulated net realized loss on
 investments and futures contracts                            (254,858,173)
Net unrealized appreciation of
 investments and futures contracts                             490,605,506
--------------------------------------------------------------------------
TOTAL NET ASSETS                                       $     2,916,463,484
--------------------------------------------------------------------------

+    NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001.

See accompanying notes to financial statements.

                            GROWTH AND INCOME FUND 4

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                          $  39,679,919
-----------------------------------------------------------------
 Interest                                                 476,770
-----------------------------------------------------------------
  TOTAL INVESTMENT INCOME                              40,156,689
-----------------------------------------------------------------

EXPENSES:
 Management fees                                        9,893,475
-----------------------------------------------------------------
 Accounting fees                                        1,023,593
-----------------------------------------------------------------
 Custody fees                                             134,318
-----------------------------------------------------------------
 Printing and postage                                      92,262
-----------------------------------------------------------------
 Professional fees                                         37,597
-----------------------------------------------------------------
 Directors fees                                             3,850
-----------------------------------------------------------------
 Other                                                    107,868
-----------------------------------------------------------------
                                                       11,292,963
-----------------------------------------------------------------
Less:
-----------------------------------------------------------------
 Expenses paid indirectly                                 (37,027)
-----------------------------------------------------------------
 Reimbursement from the Advisor                        (1,017,383)
-----------------------------------------------------------------
  TOTAL EXPENSES                                       10,238,553
-----------------------------------------------------------------
NET INVESTMENT INCOME                                  29,918,136
-----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS:

Net realized loss on:
  Investments                                        (245,223,562)
-----------------------------------------------------------------
  Futures contracts                                    (5,206,260)
-----------------------------------------------------------------
 Net realized loss on investments and futures        (250,429,822)
-----------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation
 of investments and futures contracts                (180,191,806)
-----------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS                                (430,621,628)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(400,703,492)
-----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED            YEAR ENDED
                                          12/31/01              12/31/00
                                          ------------------------------------------
Changes from operations:
 Net investment income                    $         29,918,136  $         41,411,198
------------------------------------------------------------------------------------
 Net realized gain (loss) on investments
 and futures contracts                            (250,429,822)          894,502,404
------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation
 of investments and futures contracts             (180,191,806)       (1,337,656,593)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         (400,703,492)         (401,742,991)
------------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                             (29,003,166)          (41,062,167)
------------------------------------------------------------------------------------
 Net realized gain on investments                 (925,231,837)         (276,576,520)
------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                    (954,235,003)         (317,638,687)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                       659,179,659          (378,082,832)
------------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                     (695,758,836)       (1,097,464,510)
------------------------------------------------------------------------------------
Net Assets, beginning of period                  3,612,222,320         4,709,686,830
------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                 $      2,916,463,484  $      3,612,222,320
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            GROWTH AND INCOME FUND 5

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                YEAR ENDED DECEMBER 31,
                                2001           2000(1)        1999           1998           1997
                                -----------------------------------------------------------------------
Net asset value, beginning of
  period                        $   43.249     $   51.710     $   46.288     $   41.949     $   33.110

Income (loss) from investment
  operations:
 Net investment income(2)            0.309          0.482          0.509          0.607          0.649
 Net realized and unrealized
   gain (loss) on investments
   and futures contracts            (3.823)        (5.129)         7.356          7.371          9.331
                                -----------------------------------------------------------------------
 Total from investment
   operations                       (3.514)        (4.647)         7.865          7.978          9.980
                                -----------------------------------------------------------------------

Less dividends and
  distributions from:
 Net investment income              (0.278)        (0.492)        (0.497)        (1.164)             -
 Net realized gain on
   investment transactions         (11.608)        (3.322)        (1.946)        (2.475)        (1.141)
                                -----------------------------------------------------------------------
 Total dividends and
   distributions                   (11.886)        (3.814)        (2.443)        (3.639)        (1.141)
                                -----------------------------------------------------------------------
Net asset value, end of period  $   27.849     $   43.249     $   51.710     $   46.288     $   41.949
                                -----------------------------------------------------------------------

 Total Return(3)                    (11.21%)        (9.63%)        17.54%         20.34%         30.93%

Ratios and supplemental data:
 Ratio of expenses to average
   net assets                         0.36%          0.36%          0.36%          0.35%          0.35%
 Ratio of net investment
   income to average net
   assets                             0.94%          1.00%          1.05%          1.44%          1.79%
 Portfolio Turnover                     78%            65%            16%            34%            32%
 Net assets, end of period
   (000 omitted)                $2,916,463     $3,612,222     $4,709,687     $4,263,557     $3,540,862

(1) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(2) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001 and 2000.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                            GROWTH AND INCOME FUND 6

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset arrangements amounted to $37,027.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Goldman Sachs Asset Management (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed

                            GROWTH AND INCOME FUND 7

1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed $187 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $831 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $831 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $464 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

At December 31, 2001, the estimated cost of investments for federal tax purposes was $2,432,759,725. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2001 are as follows:

                           AGGREGATE       AGGREGATE       GROSS         GROSS          NET
                           COST OF         PROCEEDS        UNREALIZED    UNREALIZED     UNREALIZED
                           PURCHASES       FROM SALES      APPRECIATION  DEPRECIATION   APPRECIATION
                           -------------------------------------------------------------------------
                            2,417,261,635  $2,696,545,387  $642,524,460  $(163,240,685) $479,283,775

4. DIVIDEND AND DISTRIBUTION INFORMATION.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                                                   2001          2000
                         --------------------------------------------------------------------

                         Ordinary income                           $ 56,480,044   $41,062,167
                         Long-term capital gain                     897,754,959   276,576,520
                                                                   ------------  ------------
                         Total                                     $954,235,003  $317,638,687
                                                                   ============  ============

In addition, the Fund declared an ordinary income consent dividend of $16,127,699 in 2000. Such amount has been deemed paid out and contributed to the Fund as additional paid in capital.

As of December 31, 2001, the components of net assets on a tax basis were as follows:


                         -----------------------------------------------------------------

                         Paid in Capital                                     $2,676,321,946
                         Undistributed ordinary income                           4,394,205
                         Undistributed long-term capital gain                    2,774,495
                         Capital loss carryforwards                           (201,982,431)
                         Post-October losses                                   (44,048,488)
                         Unrealized appreciation                               479,003,757
                                                                             -------------
                         Net Assets                                          $2,916,463,484
                                                                             =============

The Fund's capital loss carryforwards may be applied against future capital gains. Such capital loss carryforwards expire in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

FINANCIAL FUTURES CONTRACTS: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than

                            GROWTH AND INCOME FUND 8
directly with the broker.) Cash pledged to cover margin requirements for open positions at December 31, 2001, was $1,656,000. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuations in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at December 31, 2001 were as follows:

                                                 NOTIONAL                      UNREALIZED
            CONTRACTS                            COST AMOUNT  EXPIRATION DATE  GAIN (LOSS)
            ------------------------------------------------------------------------------

            43 S&P 500 Index contracts           $12,097,728       March 2002   $271,533

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional Cost Amount" presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

6. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                   SHARES ISSUED UPON                                    NET INCREASE (DECREASE)
                           CAPITAL                 REINVESTMENT OF           CAPITAL SHARES              RESULTING FROM CAPITAL
                           SHARES SOLD             DIVIDENDS                 REDEEMED                    SHARE TRANSACTIONS
                           --------------------------------------------------------------------------------------------------------
                           SHARES     AMOUNT       SHARES      AMOUNT        SHARES       AMOUNT         SHARES       AMOUNT
                           --------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:         469,378  $14,954,560  30,159,800  $954,235,003   (9,425,763) $(310,009,904)  21,203,415  $ 659,179,659

Year ended
  December 31, 2000:       1,410,378   66,841,042   6,637,275   317,638,687  (15,605,308)  (762,562,561)  (7,557,655)  (378,082,832)

7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends, if any, from net investment income semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. LINE OF CREDIT

The Fund, along with certain Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

9. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

     (A)            (B)
     LONG-TERM      ORDINARY       TOTAL          (C)
     CAPITAL GAINS  INCOME         DISTRIBUTIONS  QUALIFYING(1)
     DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
     ----------------------------------------------------------
             94%             6%           100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Fund.

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                            GROWTH AND INCOME FUND 9

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Growth and Income Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Growth and Income Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                           GROWTH AND INCOME FUND 10

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                           (2)                  (3)                                       (5)            (6)
NAME, ADDRESS AND AGE         POSITION(S) HELD     TERM OF OFFICE      (4)                   NUMBER OF      OTHER DIRECTORSHIPS
                              WITH THE FUND        AND LENGTH OF       PRINCIPAL             PORTFOLIOS IN  HELD BY DIRECTOR
                                                   TIME SERVED(2)      OCCUPATION(S)         FUND COMPLEX
                                                                       DURING THE PAST       OVERSEEN BY
                                                                       5 YEARS               THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)         Chairman, President  November 1, 1994    Vice President, The        11        Director, Board of
1300 S. Clinton Street        and Director         to present          Lincoln National                     Managers, Lincoln
Fort Wayne, IN 46802                                                   Life Insurance                       National Variable
Age 49                                                                 Company, Fort Wayne,                 Annuity Fund A; Lincoln
                                                                       Indiana                              Retirement Services
                                                                                                            Company, LLC

Steven M. Kluever(1)          Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President            present             President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 39                                                                 Life Insurance,
                                                                       Company

Eric C. Jones(1)              Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President and Chief  present             President, The
Fort Wayne, IN 46802          Financial Officer                        Lincoln National
Age 40                                                                 Life Insurance
                                                                       Company

Cynthia A. Rose(1)            Secretary            February 14, 1995   Secretary Assistant        11        None
1300 S. Clinton Street                             to present          Vice President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 47                                                                 Life Insurance
                                                                       Company

John B. Borsch                Director             December 14, 1981   Retired; formerly          11        Director, Board of
1776 Sherwood Road                                 to present          Associate Vice                       Managers, Lincoln
Des Plaines, IL 60016                                                  President,                           National Variable
Age 68                                                                 Investments,                         Annuity Fund A; Lincoln
                                                                       Northwestern                         Retirement Services
                                                                       University,                          Company, LLC
                                                                       Evanston, Illinois

Nancy L. Frisby               Director             April 15, 1992 to   Vice President and         11        Director, Board of
DeSoto Memorial Hospital                           present             Chief Financial                      Managers, Lincoln
900 N. Robert Avenue                                                   Officer, DeSoto                      National Variable
Arcadia, FL 34265                                                      Memorial Hospital,                   Annuity Fund A; Lincoln
Age 60                                                                 Arcadia, Florida                     Retirement Services
                                                                                                            Company, LLC

Barbara S. Kowalczyk          Director             November 2, 1993    Senior Vice                11        Lincoln National
Lincoln Financial Group                            to present          President and                        Management Corporation;
Centre Square, West Tower                                              Director, Corporate                  Lincoln Financial Group
1500 Market St., Ste. 3900                                             Planning and                         Foundation, Inc.;
Philadelphia, PA 19102-2112                                            Development, Lincoln                 Director, Board of
Age 50                                                                 National                             Managers, Lincoln
                                                                       Corporation,                         National Variable
                                                                       Philadelphia,                        Annuity Fund A
                                                                       Pennsylvania
                                                                       (Insurance Holding
                                                                       Company) Director,
                                                                       Lincoln Life &
                                                                       Annuity Company of
                                                                       New York, Director,
                                                                       Lincoln National
                                                                       (U.K.) PLC
                                                                       (Financial Services
                                                                       Company)

Kenneth G. Stella             Director             February 10, 1998   President, Indiana         11        First National Bank;
Indiana Hospital & Health                          to present          Hospital & Health                    Director, Board of
Association                                                            Association,                         Managers, Lincoln
1 American Square Ste. 1900                                            Indianapolis,                        National Variable
Indianapolis, IN 46282                                                 Indiana                              Annuity Fund A
Age 58

Frederick J. Crawford(1)      Vice President and   December 29, 2000   Vice President and         11        Director of Lincoln
Lincoln Financial Group       Treasurer            to present          Treasurer, Lincoln                   National Reinsurance
Centre Square, West Tower                                              National Corp.;                      Company (Barbados)
1500 Market St., Ste. 3900                                             President and Market                 Limited; The Financial
Philadelphia, PA 19102-2112                                            Manager Greater                      Alternative, Inc.;
Age 37                                                                 Cincinnati Region                    Financial Alternative
                                                                       Bank One, N.A.; and                  Resourced, Inc.;
                                                                       First Vice President                 Financial
                                                                       and Senior Banker,                   Choices, Inc.;
                                                                       Division of First                    Financial Investment
                                                                       Chicago NBD                          Services, Inc.;
                                                                                                            Financial Investments,
                                                                                                            Inc.; The Financial
                                                                                                            Resources
                                                                                                            Department, Inc.;
                                                                                                            Investment
                                                                                                            Alternatives, Inc.; The
                                                                                                            Investment
                                                                                                            Center, Inc.; The
                                                                                                            Investment
                                                                                                            Group, Inc.; Lincoln
                                                                                                            National Financial
                                                                                                            Institutions
                                                                                                            Group, Inc.; Personal
                                                                                                            Financial
                                                                                                            Resources, Inc.;
                                                                                                            Personal Investment
                                                                                                            Services, Inc.

---------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY,
P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                           GROWTH AND INCOME FUND 11

                                                    Presorted Standard
                                                       US Postage
                                                          Paid
                                                        Permit 552
                                                      Hackensack NJ







Lincoln National Life Insurance Co. (Lincoln Life)         Securities offered through, and annuities issued by, The Lincoln
Fort Wayne, IN 46802                                       National Life Insurance Company, Ft. Wayne, IN. Securities also
800-4LINCOLN (800-454-6265)                                distributed by other broker-dealers with effective selling agreements.
www.LincolnLife.com
                                                           Lincoln Financial Group is the marketing name for Lincoln National
                                                           Corporation and its affiliates.





(C)2002 The Lincoln National Life Insurance Co.
Form 19875A-LN Gr. and Inc. 2/02                                       February 02 February 02 [RECYCLE LOGO]